Stockholders' Equity - Schedule of Stockholders' Compensation (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	11 Months Ended			12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Dividends				R$ 0.0150	R$ 0.0150	R$ 0.0150
Dividends				0.0150	0.0150	0.0150
Dividends provision					0.7869	0.6240
Interest on capital				R$ 0.0450		0.1252
Interest on capital					0.0376	0.0106
Identified in Profit Reserve In Stockholders' Equity					R$ 1.0067	R$ 1.8001
Paid / prepaid, Gross				R$ 2,127	R$ 9,274	R$ 5,921
Dividends-paid, Gross					7,668
Dividend Or Interest On Capital Payable Per Share				R$ 0.1394
Accrued (Recorded in Other Liabilities)	R$ 2,861	R$ 512	R$ 248	R$ 2,861	512	248
Interest on capital-paid				517	366	811
Identified in Profit Reserve In Stockholders' Equity					9,811	17,498
Declared (Recorded in Other Liabilities)				146	146	145
Dividends provision						4,041
Dividends Or Interest On Capital				1,601
Interest on capital - credited					103
Total,Gross				4,988	19,597	23,667
Accrued (Recorded in Other Liabilities)	(407)	(55)	(15)	(407)	(55)	(15)
Paid / prepaid				(78)		(122)
Interest on capital, WHT				(78)	(55)	(122)
Interest on capital, WHT						(15)
Dividend or Interest on capital tax WHT				(240)
Identified in Profit Reserve In Stockholders' Equity					(765)	(1,093)
Total, WHT				(485)	(820)	(1,230)
Accrued (Recorded in Other Liabilities)	2,454	457	233	2,454	457	233
Paid / prepaid				2,049	9,274	5,799
Dividends - 1 monthly installment paid				146	146	145
Dividends - 11 monthly installments paid from February to December				2,261	9,697	5,413
Dividends provision						4,041
Interest on capital - paid				439		689
Interest on capital - credited					311	88
Identified in Profit Reserve In Stockholders' Equity					9,046	16,405
Total	4,503	18,777	22,437	4,503	18,777	22,437
Dividends or Interest on capital				R$ 1,361
Interest On Capital One [Member]
Disclosure of fair value measurement of liabilities [line items]
Interest on capital				R$ 0.0544
Interest on capital-paid				R$ 624
Interest on capital, WHT				(93)
Dividends - 11 monthly installments paid from February to December	R$ 1,610	R$ 1,606	R$ 1,069	1,610	R$ 1,606	R$ 1,069
Interest on capital - paid				R$ 531
Interest On Capital Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Interest on capital				R$ 0.0426
Interest on capital-paid				R$ 490
Interest on capital, WHT				(74)
Interest on capital - paid				R$ 416